INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2021
INTANGIBLE ASSETS, NET
Schedule of Finite-Lived Intangible Assets

	June 30,
	2020			2021
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Patents and copyrights	$2,620	(907)	1,713	$2,867	(1,468)	1,399

Schedule of Annual amortization expense relating to the existing intangible assets	The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2022	$459
2023	459
2024	301
2025	132
2026	—